Cash and Cash Equivalents - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Cash and cash equivalents1 [line items]
Average maturity of time deposits	32 days	49 days
TL [member]
Cash and cash equivalents1 [line items]
Effective tax rate	14.30%	11.00%
USD [member]
Cash and cash equivalents1 [line items]
Effective tax rate	5.80%	3.60%
EUR [member]
Cash and cash equivalents1 [line items]
Effective tax rate	2.20%	2.00%